Tangible and intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Tangible and intangible assets
Schedule of reconciliation of changes in tangible and intangible assets.

Skr mn	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022
Net book value
Tangible assets	32	34	42
Right-of-use assets	96	123	144
Intangible assets	50	88	121
Total net book value	178	245	307
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	-84	-88	-94